Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	€ 4,791,713	€ 4,766,438	€ 9,673,167	€ 9,490,960
Inter-segment eliminations
Revenue
Revenue	(442,507)	(492,453)	(904,304)	(969,231)
Care Delivery
Revenue
Revenue	3,262,807	3,356,726	6,590,551	6,721,353
Care Delivery | Segments
Revenue
Revenue	3,380,682	3,480,947	6,827,510	6,961,662
Care Delivery | Inter-segment eliminations
Revenue
Revenue	(117,875)	(124,221)	(236,959)	(240,309)
Care Delivery | United States | Segments
Revenue
Revenue	2,817,322	2,866,963	5,708,592	5,661,283
Care Delivery | International | Segments
Revenue
Revenue	563,360	613,984	1,118,918	1,300,379
Value-Based Care
Revenue
Revenue	505,695	414,574	1,035,186	838,101
Value-Based Care | Segments
Revenue
Revenue	505,695	414,574	1,035,186	838,101
Care Enablement
Revenue
Revenue	1,023,211	995,138	2,047,430	1,931,506
Care Enablement | Segments
Revenue
Revenue	1,347,843	1,363,370	2,714,775	2,660,428
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (324,632)	€ (368,232)	€ (667,345)	€ (728,922)